Note 14 - Reportable Business Segments - Components of Segments (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018
Statement Line Items [Line Items]
Sales	$ 876,457	$ 847,706
Gross profit	153,532	157,563			$ 636,896	$ 690,862
Administrative	55,682	48,631
Selling and marketing expenses	50,543	58,076
Depreciation of property, plant and equipment	898	997	$ 898	$ 997
Amortization of intangible assets	4,345	3,460	4,345	3,460
Other operating expenses	22,575	30,519
Operating profit before the following	19,489	15,880
Finance costs	(16,340)	(11,990)
Change in fair value of derivative instruments and other	(36,556)	110,617
Other income	(55)	1,599
Provision for income taxes	(7,961)	(6,797)
PROFIT (LOSS) FOR THE PERIOD	(41,423)	109,309			367,842	97,522
Capital expenditures	9,855	7,996
Total goodwill	305,393	295,684	305,393	295,684	305,393	295,684
Total assets	1,626,800	1,271,036	1,626,800	1,271,036	1,626,800	1,271,036	$ 1,646,809
Total liabilities	1,439,790	1,340,855	1,439,790	1,340,855	1,439,790	1,340,855	$ 1,416,066
Profit (loss)	(41,423)	109,309			367,842	97,522
Consumer division [member]
Statement Line Items [Line Items]
Sales	542,178	486,766
Gross profit	118,765	115,507
Administrative	20,147	15,244
Selling and marketing expenses	33,689	38,989
Depreciation of property, plant and equipment	853	949
Amortization of intangible assets	4,003	3,273
Other operating expenses	20,409	27,863
Operating profit before the following	39,664	29,189
Capital expenditures	9,181	5,357
Total goodwill	148,375	145,177	148,375	145,177	148,375	145,177
Total assets	1,222,492	968,470	1,222,492	968,470	1,222,492	968,470
Total liabilities	1,216,190	1,089,751	1,216,190	1,089,751	1,216,190	1,089,751
Commercial division [member]
Statement Line Items [Line Items]
Sales	334,279	360,940
Gross profit	34,767	42,056
Administrative	9,511	7,965
Selling and marketing expenses	1,685	19,087
Depreciation of property, plant and equipment	45	48
Amortization of intangible assets	342	187
Other operating expenses	2,166	2,656
Operating profit before the following	5,849	12,113
Capital expenditures	674	2,639
Total goodwill	157,018	150,507	157,018	150,507	157,018	150,507
Total assets	404,308	302,566	404,308	302,566	404,308	302,566
Total liabilities	223,600	251,104	223,600	251,104	223,600	251,104
Corporate [member]
Statement Line Items [Line Items]
Sales
Gross profit
Administrative	26,024	25,422
Selling and marketing expenses
Depreciation of property, plant and equipment
Amortization of intangible assets
Other operating expenses
Operating profit before the following	(26,024)	(25,422)
Capital expenditures
Total goodwill
Total assets
Total liabilities